Other Current Liabilities (Components of Other Current Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities
Accrued charges	$ 229	$ 189
Accrued interest on long-term debt	137	106
Pension and post-retirement liabilities (note 22)	22	26
Sales and other taxes payable	16	11
Income tax payable	3	4
Other	128	153
Other current liabilities, Total	$ 535	$ 489